Deposits and Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule Of Deposits And Other Non-current Assets

	December 31, 2025	December 31, 2024
Value added taxes recoverable	$21,015	$18,336
Note receivable (Note 23)	12,998	7,331
Deposits and others	2,683	4,066
	$36,696	$29,733